UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2023	$ 1,251,371	$ 36	$ 2,637,120	$ 54,621	$ 44,304	$ (1,484,710)
Statement of changes in equity [Roll Forward]
Loss for the period	(59,793)					(59,793)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(47,993)				(47,993)
Total comprehensive income/(loss) for the period	(107,786)				(47,993)	(59,793)
Exercise of share options	1,771		2,668	(897)
Reclassification of vested restricted share units	0		6,081	(6,081)
Equity-settled share-based compensation expense	18,703			18,703
Ending balance at Mar. 31, 2024	1,164,059	36	2,645,869	66,346	(3,689)	(1,544,503)
Other comprehensive (loss) income
Reserves	1,164,000
Reserves	1,040,509
Beginning balance at Dec. 31, 2024	1,040,546	37	2,695,976	74,427	(68,158)	(1,661,736)
Statement of changes in equity [Roll Forward]
Loss for the period	(100,916)					(100,916)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	60,729				60,729
Total comprehensive income/(loss) for the period	(40,187)				60,729	(100,916)
Exercise of share options	1,444		2,373	(929)
Reclassification of vested restricted share units	0		14,495	(14,495)
Equity-settled share-based compensation expense	15,946			15,946
Ending balance at Mar. 31, 2025	1,017,749	$ 37	$ 2,712,844	$ 74,949	$ (7,429)	$ (1,762,652)
Other comprehensive (loss) income
Reserves	$ 1,017,712

[1]	These reserve accounts comprise the consolidated reserves of $1,017.7 million and $1,164.0 million in the consolidated statements of financial position as at March 31, 2025 and, 2024, respectively